Segment Information - Summary of Operating Segments in Geographic Areas (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Sales	£ 3,577	£ 3,552	£ 3,674
Continuing operation [member]
Disclosure of geographical areas [line items]
Sales	3,577	3,552	3,674
Non-current assets	3,318	3,331
Continuing operation [member] | UK [member]
Disclosure of geographical areas [line items]
Sales	510	487	450
Non-current assets	516	505
Continuing operation [member] | Other European countries [member]
Disclosure of geographical areas [line items]
Sales	126	120	130
Non-current assets	157	160
Continuing operation [member] | US [member]
Disclosure of geographical areas [line items]
Sales	2,400	2,444	2,504
Non-current assets	2,287	2,310
Continuing operation [member] | Canada [member]
Disclosure of geographical areas [line items]
Sales	68	68	83
Non-current assets	182	174
Continuing operation [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
Sales	354	313	386
Non-current assets	165	169
Continuing operation [member] | Other countries [member]
Disclosure of geographical areas [line items]
Sales	119	120	£ 121
Non-current assets	£ 11	£ 13